Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000191481 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.76%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	39.61%	13.42%	10.07%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,322,039,388
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 6,368,060
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000205625 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Institutional Shares
Trading Symbol	FHESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Materials, Consumer Staples and Real Estate sectors positively affected Fund relative performance.
  By sector, an underweight position in Energy and an overweight position in Industrials aided performance.
  Top individual outperforming Fund holdings included Eagle Materials, Varun Beverages and Techtronic Industries.
Top Detractors from Performance
  Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Consumer Staples, Materials and Financials detracted from performance.
  Top individual detracting Fund holdings included AMN Healthcare Services, Samsonite International and Silicon-On-Insulator Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Institutional Shares	23.84%	5.85%	6.62%
MSCI ACWI Index [2]	32.79%	11.08%	11.05%
MSCI ACWI SMID Cap Index	29.01%	7.96%	7.96%
Morningstar Global Small/Mid Stock Funds	23.52%	5.46%	5.68%
[1]	Commenced operations on November 6, 2018.
[2]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Nov. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 103,300,951
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 504,978
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$103,300,951
Number of Investments	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$504,978

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000191479 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	FSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$83	0.69%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	39.69%	13.50%	10.09%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,322,039,388
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 6,368,060
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000191478 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	QRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$171	1.43%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	38.73%	12.68%	9.35%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,322,039,388
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 6,368,060
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000191482 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Service Shares
Trading Symbol	FSTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$117	0.98%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Service Shares	39.29%	13.18%	9.83%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,322,039,388
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 6,368,060
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000191475 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	FSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$117	0.98%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	31.69%	11.90%	9.21%
Class A Shares — excluding sales load	39.33%	13.18%	9.83%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,322,039,388
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 6,368,060
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000191477 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Value Fund
Class Name	Class C Shares
Trading Symbol	QCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$211	1.77%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Russell 1000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide growth of income and capital by investing primarily in common stocks of large-cap U.S. companies undervalued relative to the market.
Top Contributors to Performance
  Strong stock selection among companies with neutral to positive analyst conviction, high structural earnings, and weakening earnings to price ratios contributed positively to Fund relative performance.
  By sector, stock selection in Information Technology and Utilities aided performance.
  Top individual Fund holdings that contributed positively to performance included overweight positions in Vistra Corp., Bank of New York Mellon Corp. and GoDaddy, Inc. (Class A).
Top Detractors from Performance
  An underweight allocation to and poor stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.
  By sector, stock selection in Health Care detracted from performance.
  Top individual Fund holdings that detracted from performance were overweight positions in Advance Auto Parts, Inc. and AGCO Corporation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	37.23%	12.28%	8.96%
Class C Shares — excluding sales load	38.23%	12.28%	8.96%
Russell 3000® Index[1]	37.86%	14.60%	12.44%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Large Value Funds	29.68%	10.53%	8.74%
[1]	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,322,039,388
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 6,368,060
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,322,039,388
Number of Investments	122
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$6,368,060

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Material Fund Change Expenses [Text Block]
Effective January 1, 2025, the Fund’s investment advisory contract with its Adviser is amended to reduce the advisory fee paid on the Fund’s first $500 million of average daily net assets from 0.75% to 0.70%. There are no changes to the other asset levels in the fee schedule.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000205628 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Class R6 Shares
Trading Symbol	FHERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Materials, Consumer Staples and Real Estate sectors positively affected Fund relative performance.
  By sector, an underweight position in Energy and an overweight position in Industrials aided performance.
  Top individual outperforming Fund holdings included Eagle Materials, Varun Beverages and Techtronic Industries.
Top Detractors from Performance
  Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Consumer Staples, Materials and Financials detracted from performance.
  Top individual detracting Fund holdings included AMN Healthcare Services, Samsonite International and Silicon-On-Insulator Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Class R6 Shares	23.95%	5.88%	6.66%
MSCI ACWI Index [2]	32.79%	11.08%	11.05%
MSCI ACWI SMID Cap Index	29.01%	7.96%	7.96%
Morningstar Global Small/Mid Stock Funds	23.52%	5.46%	5.68%
[1]
The Fund commenced operations on November 6, 2018. The Fund’s Class R6 Shares commenced operations on June 11, 2021. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses applicable to the Class R6 Shares since the Class R6 Shares have a lower expense ratio than the expense ratio of the Institutional Shares.

[2]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Nov. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 103,300,951
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 504,978
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$103,300,951
Number of Investments	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$504,978

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000205626 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes SDG Engagement Equity Fund
Class Name	Class A Shares
Trading Symbol	FHEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$133	1.19%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index, which captures large-cap and mid-cap representation across developed markets and emerging markets. The Fund seeks to provide long-term capital appreciation alongside positive societal impact.
Top Contributors to Performance
  Stock selection in the Materials, Consumer Staples and Real Estate sectors positively affected Fund relative performance.
  By sector, an underweight position in Energy and an overweight position in Industrials aided performance.
  Top individual outperforming Fund holdings included Eagle Materials, Varun Beverages and Techtronic Industries.
Top Detractors from Performance
  Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors detracted from Fund relative performance.
  By sector, overweight positions in Consumer Staples, Materials and Financials detracted from performance.
  Top individual detracting Fund holdings included AMN Healthcare Services, Samsonite International and Silicon-On-Insulator Technologies.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 6, 2018 through October 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Class A Shares — including sales load	16.71%	4.39%	5.39%
Class A Shares — excluding sales load	23.47%	5.57%	6.39%
MSCI ACWI Index [2]	32.79%	11.08%	11.05%
MSCI ACWI SMID Cap Index	29.01%	7.96%	7.96%
Morningstar Global Small/Mid Stock Funds	23.52%	5.46%	5.68%
[1]
The Fund commenced operations on November 6, 2018. The Fund’s Class A Shares commenced operations on November 5, 2019. For the periods prior to the commencement of operations of the Class A Shares, the performance information shown is for the Fund’s Institutional Shares. The performance shown has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of those classes where applicable.

[2]	The Fund has designated the MSCI ACWI Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Performance Inception Date	Nov. 06, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 103,300,951
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 504,978
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$103,300,951
Number of Investments	54
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$504,978

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)